UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 06377

Dreyfus Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 8/31

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1.  Proxy Voting Record

            Dreyfus Municipal Funds, Inc.

                        -Dreyfus AMT-Free Municipal Bond Fund

                        -Dreyfus High Yield Municipal Bond Fund

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018